Inventories (Summary of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Apr. 01, 2020	Mar. 31, 2020
Inventory Disclosure [Abstract]
Finished products	¥ 398,478		¥ 345,231
Work in process	133,560		149,969
Raw materials, purchased components and supplies	105,353		94,769
Inventories	¥ 637,391	¥ 558,452	¥ 589,969